Prospectus Supplement

June 16, 2017

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 16, 2017 to the Morgan Stanley Institutional Liquidity Funds (the "Fund")
Prospectuses dated February 28, 2017, relating to the Tax-Exempt Portfolio (the "Portfolio") of each of the:

Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Portfolio. Accordingly, effective immediately, each Prospectus is revised as follows:

The third sentence of the section of each Prospectus entitled "Portfolio Summary—Tax-Exempt Portfolio—Principal Investment Strategies" is hereby deleted.

The fourth sentence of the section of each Prospectus entitled "Details of the Portfolios—Tax-Exempt Portfolio—Approach" is hereby deleted.

Please retain this supplement for future reference.

  MSILFMCPROSPT

Prospectus Supplement

June 16, 2017

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 16, 2017 to the Morgan Stanley Institutional Liquidity Funds (the "Fund")
Prospectus dated February 28, 2017, relating to the
Tax-Exempt Portfolio (the "Portfolio") of the:

Institutional Class

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The third sentence of the section of the Prospectus entitled "Portfolio Summary—Tax-Exempt Portfolio—Principal Investment Strategies" is hereby deleted.

The third sentence of the section of the Prospectus entitled "Details of the Portfolios—Tax-Exempt Portfolio—Approach" is hereby deleted.

Please retain this supplement for future reference.

  LFICPROSPT

Statement of Additional Information Supplement

June 16, 2017

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 16, 2017 to the Morgan Stanley Institutional Liquidity Funds (the "Fund")
Statement of Additional Information dated February 28, 2017

Tax-Exempt Portfolio

The third sentence of the paragraph immediately following the fundamental policies of each Portfolio of the Fund in the section of the Statement of Additional Information entitled "Investment Objectives and Limitations" is hereby deleted.